PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Actuarial Assumptions (Details) - Y	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Long term inflation rate	4.30%	4.30%
Annual increase in use of healthcare services according to age	4.00%	4.00%
Post-retirement pension plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Nominal annual adjustment rate of pension benefits	4.00%	4.30%
Visao
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Discount rate to present value of defined benefit liability	9.00%	9.50%
Mortality table for nondisabled individuals (as a percent)	50.00%	50.00%
Disability table ( as a percent)		30.00%
Visao and Tcoprev
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Estimated retirement age	60	60
PBS-A and CTB
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Discount rate to present value of defined benefit liability	9.10%	9.80%
Telefnica BD and Tcoprev
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Discount rate to present value of defined benefit liability	9.20%	9.90%
Visao, CTB, Telefonica BD and Tcoprev
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Future salary growth rate	5.70%	5.90%
PBS-A, CTB and Telefonica BD
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Estimated retirement age	57	57
Mortality table for nondisabled individuals (as a percent)	10.00%	10.00%
Mortality table for disabled individuals (as a percent)	40.00%	40.00%
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Discount rate to present value of defined benefit liability	9.30%	9.90%
Medical expense growth rate	7.10%	7.40%
Medical service eligibility age	57 years	57 years
Contribution eligibility on retirement (as a percent)	100.00%	100.00%
Estimated retirement age	57	57
Mortality table for nondisabled individuals (as a percent)	10.00%	10.00%
Mortality table for disabled individuals (as a percent)	40.00%	40.00%